SHARE CAPITAL, EARNINGS PER SHARE AND DIVIDENDS	12 Months Ended
Mar. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
SHARE CAPITAL, EARNINGS PER SHARE AND DIVIDENDS	SHARE CAPITAL AND EARNINGS PER SHARE
Share capital
Authorized and issued shares
The Company is authorized to issue an unlimited number of common shares without par value and an unlimited number of preferred shares without par value, issuable in series.

The preferred shares may be issued with rights and conditions to be determined by the Board of Directors, prior to their issue. To date, the Company has not issued any preferred shares.

As at March 31, 2022, the number of common shares issued and fully paid was 317,024,123 (2021 – 293,355,463).

Issuance of common shares upon conversion of subscription receipts
On July 2, 2021, concurrent with the completion of the L3H MT acquisition (Note 3), 22,400,000 outstanding subscription receipts were converted into CAE common shares in accordance with the terms of the subscription receipts, on a one-for-one basis. Proceeds from the issuance of the subscription receipts of $700.0 million together with interest earned of $0.4 million were released from escrow and used to fund the L3H MT acquisition. Total issuance-related costs amounted to $31.0 million, less income tax recovery of $8.2 million.

Issuance of common shares
On November 30, 2020, the Company completed a public equity offering and a concurrent private placement of 16,594,126 common shares at a price of $29.85 per share for aggregate gross proceeds of $495.3 million.

On March 12, 2021, the Company completed a marketed public equity offering of 10,454,545 common shares at a price of $34.29 (US$27.50) per share for gross proceeds of $358.5 million.

Total issuance-related costs of the equity offerings amounted to $42.3 million, less income tax recovery of $11.2 million.

Earnings per share computation
The denominators for the basic and diluted earnings per share computations are as follows:

	2022	2021
Weighted average number of common shares outstanding	311,016,278	272,009,538
Effect of dilutive stock options	1,885,078	—
Weighted average number of common shares outstanding for diluted earnings per share calculation	312,901,356	272,009,538

As at March 31, 2022, stock options to acquire 663,430 common shares (2021 – 7,476,902) have been excluded from the above calculation since their inclusion would have had an anti-dilutive effect.